UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Galleon International Management, LLC
Address:  590 Madison Avenue, 34th Floor
          New York, NY 10022

13 File Number: 28-12580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Paul Szep
Title:     Chief Financial Officer
Phone:     (212) 829-4044
Signature, Place and Date of Signing:



Signature:	______________________
Place:		New York, NY
Date:		May 14, 2008



Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT. (Check here if all holdings of this reporting
		manager are reported in this report.)
[  ]        13F NOTICE. (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[  ]        13F COMBINATION REPORT. (Check here if a portion of the
		holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number:	28-12571
Name:			Mr. Raj Rajaratnam

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    79

Form 13F Information Table Value Total:    298319



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list the entries.)

No.:				1
Form 13F File Number:		28-12571
Name:				Mr. Raj Rajaratnam

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SH-OTH    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AIRMEDIA GROUP INC  ADR        ADRS STOCKS      009411109     1049    66000 SH       SH-OTH                    0    66000        0
D ALTERA CORP  COM STK           COMMON STOCK     021441100      300    16300 SH       SH-OTH                    0    16300        0
D APPLE INC  COM STK             COMMON STOCK     037833100     1995    13900 SH       SH-OTH                    0    13900        0
D ARRIS GROUP INC  COM STK       COMMON STOCK     04269Q100      105    18000 SH       SH-OTH                    0    18000        0
D ASE TEST LTD COM STK           COMMON STOCK     Y02516105     3557   244483 SH       SH-OTH                    0   244483        0
D ATHEROS COMMUNICATIO NS INC CO COMMON STOCK     04743P108     4689   225000 SH       SH-OTH                    0   225000        0
D AU OPTRONICS CORP Sponsored Ad ADRS STOCKS      002255107     1186    69000 SH       SH-OTH                    0    69000        0
D BAIDU.COM  INC.  ADR           ADRS STOCKS      056752108     1582     6600 SH       SH-OTH                    0     6600        0
D BENIHANA INC CL A COM STK      COMMON STOCK     082047200      282    25000 SH       SH-OTH                    0    25000        0
D BRASIL TELECOM PARTI CIPACOES  ADRS STOCKS      105530109     1898    29000 SH       SH-OTH                    0    29000        0
D BROADCOM CORP CL A COM STK     COMMON STOCK     111320107      983    51000 SH       SH-OTH                    0    51000        0
D CAVIUM NETWORKS INC COM        COMMON STOCK     14965A101     2114   128900 SH       SH-OTH                    0   128900        0
D CHARTERED SEMICONDUC TOR MANUF ADRS STOCKS      16133R106     1109   210000 SH       SH-OTH                    0   210000        0
D CHEESECAKE FACTORY I NC COM ST COMMON STOCK     163072101     2179   100000 SH       SH-OTH                    0   100000        0
D CHINA FIRE & SEC  GROUP COM ST COMMON STOCK     16938R103      327    46700 SH       SH-OTH                    0    46700        0
D CHINA PETROLEUM & CHEM -ADR    ADRS STOCKS      16941R108     1470    17100 SH       SH-OTH                    0    17100        0
D CHINA SECURITY & SUR VEILLANCE COMMON STOCK     16942J105     1775   100000 SH       SH-OTH                    0   100000        0
D CLEAR CHANNEL COMMUN ICATIONS  COMMON STOCK     184502102      216     7400 SH       SH-OTH                    0     7400        0
D CLEARWIRE CORP CLASS  A        COMMON STOCK     185385309      347    23425 SH       SH-OTH                    0    23425        0
D CNINSURE INC-ADR               ADRS STOCKS      18976M103      692    60000 SH       SH-OTH                    0    60000        0
D COMTECH GROUP INC  COM STK     COMMON STOCK     205821200     1187   110000 SH       SH-OTH                    0   110000        0
D DIALYSIS CORP OF AMERICA       COMMON STOCK     252529102      862   118303 SH       SH-OTH                    0   118303        0
D ELIXIR GAMING TECH  COM STK    COMMON STOCK     28661G105     1384   713270 SH       SH-OTH                    0   713270        0
D EMCORE CORP  COM STK           COMMON STOCK     290846104      333    57850 SH       SH-OTH                    0    57850        0
D ENLIVEN MARKETING TE CH CORP C COMMON STOCK     293361101      253   346000 SH       SH-OTH                    0   346000        0
D FOCUS MEDIA HLDG LTD  ADR      ADRS STOCKS      34415V109     2394    68098 SH       SH-OTH                    0    68098        0
D GIANT INTERCTIVE               ADRS STOCKS      374511103    13596  1074791 SH       SH-OTH                    0  1074791        0
D GIGAMEDIA LTD  COM STK         COMMON STOCK     Y2711Y104      780    50000 SH       SH-OTH                    0    50000        0
D GUSHAN ENVT ENGY               ADRS STOCKS      40330W106      889    68000 SH       SH-OTH                    0    68000        0
D HIMAX TECHNOLOGIES I NC ADR    ADRS STOCKS      43289P106       97    20000 SH       SH-OTH                    0    20000        0
D HOME INNS & HOTELS M GMT INC A ADRS STOCKS      43713W107      952    48326 SH       SH-OTH                    0    48326        0
D HUTCHINSON TECHNOLOG Y INC COM COMMON STOCK     448407106      606    38100 SH       SH-OTH                    0    38100        0
D INDIA FD INC  COM STK          COMMON STOCK     454089103     1902    41835 SH       SH-OTH                    0    41835        0
D ISHARES INC MSCI BRAZIL FREE I OPTIONS - PUTS   99O9WLBB0     2773    36000 SH  PUT  SH-OTH                    0    36000        0
D ISHARES MSCI EMERGIN G MKTS IN INTL ETF'S - US  464287234    16126   120000 SH       SH-OTH                    0   120000        0
D ISHARES MSCI EMERGIN G MKTS IN OPTIONS - PUTS   99O9WK2G1    14782   110000 SH  PUT  SH-OTH                    0   110000        0
D ISHARES MSCI EMERGIN G MKTS IN OPTIONS - PUTS   99O9WK2L0   100785   750000 SH  PUT  SH-OTH                    0   750000        0
D ISHRES FTSE CHNA               INTL ETF'S - US  464287184    21068   155900 SH       SH-OTH                    0   155900        0
D JA SOLAR HLD ADR               ADRS STOCKS      466090107     1097    59000 SH       SH-OTH                    0    59000        0
D LINKTONE LTD  ADR              ADRS STOCKS      535925101       68    25000 SH       SH-OTH                    0    25000        0
D MARKET VECTORS RUSSI A ETF     OPTIONS - PUTS   99O9VR4G5     2094    45000 SH  PUT  SH-OTH                    0    45000        0
D MARVELL TECHNOLOGY G ROUP LTD  COMMON STOCK     G5876H105     4569   419958 SH       SH-OTH                    0   419958        0
D MAXCOM TELECOMUNICAC TIONE-ADR ADRS STOCKS      57773A508     1044    90000 SH       SH-OTH                    0    90000        0
D MEDIS TECHNOLOGIES L TD COM ST COMMON STOCK     58500P107      747    82400 SH       SH-OTH                    0    82400        0
D MIDDLEBROOK PHARMA  INC COM ST COMMON STOCK     596087106      160    40000 SH       SH-OTH                    0    40000        0
D MINDRAY MED INTL LTD  ADR      ADRS STOCKS      602675100     1881    65000 SH       SH-OTH                    0    65000        0
D NAVTEQ CORP  COM STK           COMMON STOCK     63936L100      462     6800 SH       SH-OTH                    0     6800        0
D NEW ORIENTAL EDUCATI ON & TECH ADRS STOCKS      647581107     1323    20400 SH       SH-OTH                    0    20400        0
D NOKIA CORP  ADR                ADRS STOCKS      654902204      201     6300 SH       SH-OTH                    0     6300        0
D NVIDIA CORP  COM STK           COMMON STOCK     67066G104     3369   170260 SH       SH-OTH                    0   170260        0
D P.F. CHANG'S CHINA B ISTRO INC COMMON STOCK     69333Y108    12295   432300 SH       SH-OTH                    0   432300        0
D P.F. CHANG'S CHINA B ISTRO INC OPTIONS - PUTS   99O9M8VN2     8361   294000 SH  PUT  SH-OTH                    0   294000        0
D PALM INC NEW  COM STK          COMMON STOCK     696643105      473    94500 SH       SH-OTH                    0    94500        0
D PATNI COMPUTER SYS  ADR        ADRS STOCKS      703248203      314    27500 SH       SH-OTH                    0    27500        0
D PEOPLESUPPORT                  COMMON STOCK     712714302     1368   150000 SH       SH-OTH                    0   150000        0
D PERFECT WORLD CO LTD  ADR      ADRS STOCKS      71372U104     3370   148400 SH       SH-OTH                    0   148400        0
D PETROLEO BRASIL ADR            ADRS STOCKS      71654V408     1021    10000 SH       SH-OTH                    0    10000        0
D PROSHARES TR ULTRASH TSP500    US ETF'S - US TR 74347R883     1451    22500 SH       SH-OTH                    0    22500        0
D PRSH FTSE XNH CH               INTL ETF'S - US  74347R321      466     5000 SH       SH-OTH                    0     5000        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103     2153    52500 SH       SH-OTH                    0    52500        0
D SIGMA DESIGNS INC  COM STK     COMMON STOCK     826565103      453    20000 SH       SH-OTH                    0    20000        0
D SILICON MOTION INC  ADR        ADRS STOCKS      82706C108      681    48200 SH       SH-OTH                    0    48200        0
D SILICONWARE PRECISIO N INDUSTR ADRS STOCKS      827084864      953   113500 SH       SH-OTH                    0   113500        0
D SLM CORP  COM STK              COMMON STOCK     78442P106      275    17900 SH       SH-OTH                    0    17900        0
D SONY CORP AMERN SH NEWADR      ADRS STOCKS      835699307     1202    30000 SH       SH-OTH                    0    30000        0
D SPREADTRUM COMMUNICA TION  SPO ADRS STOCKS      849415203     2442   280654 SH       SH-OTH                    0   280654        0
D TELECOMUNICACOES DE SAO PAULO  ADRS STOCKS      87929A102     1502    60000 SH       SH-OTH                    0    60000        0
D TIM PARTICPACOES S A  SPONS AD ADRS ADR PREFERR 88706P106      497    15400 SH       SH-OTH                    0    15400        0
D TURKCELL ILETISIM HI ZMETLERI  ADRS STOCKS      900111204     1045    50000 SH       SH-OTH                    0    50000        0
D UNIBANCO UNIAO DE BANCOS BRASI ADRS STOCKS      90458E107     1166    10000 SH       SH-OTH                    0    10000        0
D USG CORP  COM STK              COMMON STOCK     903293405      552    15000 SH       SH-OTH                    0    15000        0
D USG CORP  COM STK              OPTIONS - CALLS  99O9XB171     1097    29800 SH  CALL SH-OTH                    0    29800        0
D UST INC  COM STK               COMMON STOCK     902911106     8996   165000 SH       SH-OTH                    0   165000        0
D VIMPEL COMMUNICATION S OJSC  M ADRS STOCKS      68370R109     2840    95000 SH       SH-OTH                    0    95000        0
D VOLTERRA SEMI                  COMMON STOCK     928708106      307    27067 SH       SH-OTH                    0    27067        0
D WNS HLDGS ADR                  ADRS STOCKS      92932M101      541    35000 SH       SH-OTH                    0    35000        0
D WSP HOLDINGS LTD ADR           ADRS STOCKS      92934F104    14090  2042100 SH       SH-OTH                    0  2042100        0
D YAHOO INC  COM STK             COMMON STOCK     984332106     2475    85560 SH       SH-OTH                    0    85560        0
D YINGLI GREEN ENERGY HOLD ADR   ADRS STOCKS      98584B103      294    17200 SH       SH-OTH                    0    17200        0
S REPORT SUMMARY                 79 DATA RECORDS              298319